Carrying Value and Fair Value of Long-Term Investments (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Carrying Value | Private Equity Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments	$ 3,197,218	$ 3,106,692
Carrying Value | fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments	10,480,964
Fair Value | Private Equity Funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments	3,061,319	3,096,898
Fair Value | fixed Income Products
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term investments	$ 10,774,099